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                                                            1933 Act Rule 497(j)
                                                     1933 Act File No.  33-14604
                                                     1940 Act File No. 811-04963

                                  May 3, 2000

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:  The Berwyn Funds (the "Fund")
           SEC File Nos. 33-16406 and 811-04963
           Rule 497(j) filing


Dear Sir or Madam:

           On behalf of the Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that (1) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 16/Amendment No. 18 (the "Post-Effective Amendment") to the Registration Statement of the Fund, which is the most recent amendment of the Fund's registration statement; and (2) the text of the Post-Effective Amendment was filed with the Securities and Exchange Commission electronically on May 1, 2000.

           Please   direct  any   questions   or   comments   relating  to  this
certification to me at the above phone number.

                                Very truly yours,


                               /s/ Linda R. Ridolfi
                               Linda R. Ridolfi


cc:   Kevin M. Ryan, Esquire
      Ray Munch, The Berwyn Funds
      Merrill R. Steiner, Esquire